Financial instruments - Other Current and Non-Current Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Other current financial liabilities	$ 470,755	$ 1,163,468
Other non-current financial liabilities	4,220,557	3,600,582
Total	4,691,312	4,764,050
Bank borrowings | Liabilities at amortized cost
Financial instruments [Line Items]
Other current financial liabilities	379,667	847,963
Other non-current financial liabilities	293,291	129,683
Total	672,958	977,646
Unsecured obligations | Liabilities at amortized cost
Financial instruments [Line Items]
Other current financial liabilities	56,802	307,771
Other non-current financial liabilities	3,925,475	3,449,459
Total	3,982,277	3,757,230
For hedging | Derivative financial instruments
Financial instruments [Line Items]
Other current financial liabilities	30,237	7,316
Other non-current financial liabilities	1,791	21,440
Total	32,028	28,756
Non-Hedging | Derivative financial instruments
Financial instruments [Line Items]
Other current financial liabilities	4,049	418
Other non-current financial liabilities	0	0
Total	$ 4,049	$ 418